Earnings per share - Calculation of Earnings Per Share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Net income attributable to owners of the Company	₽ 5,390,677	₽ 1,748,960	₽ 1,448,018
Weighted average number of ordinary shares outstanding (Note 19)	50,499,021	50,206,696	50,000,000
Effects of dilution from:
Share options (weighted average)	1,356,446	1,377,708	956,590
Weighted average number of ordinary shares outstanding, adjusted for the effect of dilution	51,855,467	51,584,404	50,956,590
Earnings per share (in Russian Roubles per share)
Basic	₽ 106.75	₽ 34.84	₽ 28.96
Diluted	₽ 103.96	₽ 33.90	₽ 28.42